Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 349,471
2027	378,369
2028	433,257
2029	410,987
2030	385,313
Thereafter	799,701
Total	$ 2,757,098